GOEHRING & ROZENCWAJG INVESTMENT FUNDS
110 Wall Street
New York, NY 10005-5991

December 30, 2016

Securities and Exchange Commission
Public Filing Desk
100 F Street N.E.
Washington, D.C. 20549

Re:	Goehring & Rozencwajg Investment Funds (the “Registrant”) File Nos. 333-212686 and 811-23177

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 of the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Goehring & Rozencwajg Resources Fund (the “Fund”). The sole purpose of this filing is to submit the interactive data exhibits relating to the definitive version of the Fund’s prospectus filed pursuant to Rule 497(c) with the Securities and Exchange Commission on December 19, 2016 (Accession Number: 0001398344-16-021875).

If you have any questions, please contact me at 646.216.8047.

Sincerely,

/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

cc:	John M. Loder, Ropes & Gray LLP Michael G. Doherty, Ropes & Gray LLP James M. Forbes, Ropes & Gray LLP